Credit quality of loans and advances to customers (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	£ 435,310	£ 433,124
Gross drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	438,624	436,817
Gross drawn exposures | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	367,499	363,870
Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	307,910	307,320
Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	16,220	15,817
Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	9,660	8,486
Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	16,590	15,680
Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	17,119	16,567
Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	72,107	73,248
Allowance for expected credit losses
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3,314	3,693
Allowance for expected credit losses | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,444	2,691
Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	963	1,105
Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	603	699
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	440	460
Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	361	340
Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	77	87
Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	870	1,002
Stage 1 | Gross drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	381,289	368,859
Stage 1 | Gross drawn exposures | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	318,517	305,763
Stage 1 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	266,308	256,596
Stage 1 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	13,329	12,625
Stage 1 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	8,261	7,103
Stage 1 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	14,185	13,541
Stage 1 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	16,434	15,898
Stage 1 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	63,754	63,397
Stage 1 | Allowance for expected credit losses
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	765	885
Stage 1 | Allowance for expected credit losses | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	558	668
Stage 1 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	81	161
Stage 1 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	146	168
Stage 1 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	136	134
Stage 1 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	182	186
Stage 1 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	13	19
Stage 1 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	207	217
Stage 2 | Gross drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	42,774	52,973
Stage 2 | Gross drawn exposures | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	36,466	45,180
Stage 2 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	29,842	38,533
Stage 2 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,601	2,908
Stage 2 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,213	1,187
Stage 2 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,288	2,027
Stage 2 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	522	525
Stage 2 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	6,308	7,793
Stage 2 | Allowance for expected credit losses
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,248	1,462
Stage 2 | Allowance for expected credit losses | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	975	1,095
Stage 2 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	326	374
Stage 2 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	324	401
Stage 2 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	194	208
Stage 2 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	112	91
Stage 2 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	19	21
Stage 2 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	273	367
Stage 3 | Gross drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	7,343	7,131
Stage 3 | Gross drawn exposures | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	5,298	5,073
Stage 3 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	4,542	4,337
Stage 3 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	290	284
Stage 3 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	186	196
Stage 3 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	117	112
Stage 3 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	163	144
Stage 3 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,045	2,058
Stage 3 | Allowance for expected credit losses
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,076	1,133
Stage 3 | Allowance for expected credit losses | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	686	715
Stage 3 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	331	357
Stage 3 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	133	130
Stage 3 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	110	118
Stage 3 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	67	63
Stage 3 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	45	47
Stage 3 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	390	418
POCI | Gross drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	7,218	7,854
POCI | Gross drawn exposures | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	7,218	7,854
POCI | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	7,218	7,854
POCI | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Allowance for expected credit losses
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	225	213
POCI | Allowance for expected credit losses | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	225	213
POCI | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	225	213
POCI | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Gross drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	(982)	(301)
CMS | Allowance for expected credit losses | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 1 | Gross drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	(982)	(301)
CMS | Stage 1 | Allowance for expected credit losses | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 2 | Gross drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 2 | Allowance for expected credit losses | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 3 | Gross drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 3 | Allowance for expected credit losses | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | POCI | Gross drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | POCI | Allowance for expected credit losses | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	13,625	12,145
CMS 1–5 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1	2
CMS 1–5 | Stage 1 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	13,625	12,145
CMS 1–5 | Stage 1 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1	2
CMS 1–5 | Stage 2 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | Stage 2 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | Stage 3 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | Stage 3 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | POCI | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers		0
CMS 1–5 | POCI | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers		0
CMS 6–10 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	13,790	17,380
CMS 6–10 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	12	23
CMS 6–10 | Stage 1 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	13,731	17,259
CMS 6–10 | Stage 1 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	12	23
CMS 6–10 | Stage 2 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	59	121
CMS 6–10 | Stage 2 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | Stage 3 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | Stage 3 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | POCI | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | POCI | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	34,133	33,159
CMS 11–14 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	153	186
CMS 11–14 | Stage 1 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	32,113	30,366
CMS 11–14 | Stage 1 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	125	129
CMS 11–14 | Stage 2 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,020	2,793
CMS 11–14 | Stage 2 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	28	57
CMS 11–14 | Stage 3 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | Stage 3 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | POCI | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | POCI | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	7,856	7,688
CMS 15–18 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	257	292
CMS 15–18 | Stage 1 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	4,255	3,618
CMS 15–18 | Stage 1 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	69	63
CMS 15–18 | Stage 2 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3,601	4,070
CMS 15–18 | Stage 2 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	188	229
CMS 15–18 | Stage 3 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | Stage 3 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | POCI | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | POCI | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	658	818
CMS 19 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	57	81
CMS 19 | Stage 1 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	30	9
CMS 19 | Stage 1 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 2 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	628	809
CMS 19 | Stage 2 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	57	81
CMS 19 | Stage 3 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,045	2,058
CMS 20–23 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	390	418
CMS 20–23 | Stage 1 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers		0
CMS 20–23 | Stage 1 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Stage 2 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Stage 2 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Stage 3 | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,045	2,058
CMS 20–23 | Stage 3 | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	390	418
CMS 20–23 | POCI | Gross drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | POCI | Allowance for expected credit losses | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	254,182	230,877
RMS 1–3 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	4,668	3,911
RMS 1–3 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	856	639
RMS 1–3 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	10,624	10,548
RMS 1–3 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	14,403	13,853
RMS 1–3 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	105	160
RMS 1–3 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	9	9
RMS 1–3 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2	1
RMS 1–3 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	146	154
RMS 1–3 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	7	7
RMS 1–3 | Stage 1 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	245,910	226,740
RMS 1–3 | Stage 1 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	4,665	3,906
RMS 1–3 | Stage 1 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	855	638
RMS 1–3 | Stage 1 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	9,978	9,979
RMS 1–3 | Stage 1 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	14,153	13,613
RMS 1–3 | Stage 1 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	54	123
RMS 1–3 | Stage 1 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	9	9
RMS 1–3 | Stage 1 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2	1
RMS 1–3 | Stage 1 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	132	142
RMS 1–3 | Stage 1 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3	3
RMS 1–3 | Stage 2 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	8,272	4,137
RMS 1–3 | Stage 2 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3	5
RMS 1–3 | Stage 2 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1	1
RMS 1–3 | Stage 2 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	646	569
RMS 1–3 | Stage 2 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	250	240
RMS 1–3 | Stage 2 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	51	37
RMS 1–3 | Stage 2 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 2 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 2 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	14	12
RMS 1–3 | Stage 2 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	4	4
RMS 1–3 | Stage 3 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	35,822	56,674
RMS 4–6 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	8,542	8,407
RMS 4–6 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	6,646	5,402
RMS 4–6 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	4,839	3,789
RMS 4–6 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,367	2,383
RMS 4–6 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	135	189
RMS 4–6 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	141	156
RMS 4–6 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	116	101
RMS 4–6 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	80	70
RMS 4–6 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	20	29
RMS 4–6 | Stage 1 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	20,300	29,637
RMS 4–6 | Stage 1 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	7,357	7,159
RMS 4–6 | Stage 1 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	6,209	5,152
RMS 4–6 | Stage 1 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3,747	2,791
RMS 4–6 | Stage 1 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,200	2,197
RMS 4–6 | Stage 1 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	26	38
RMS 4–6 | Stage 1 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	85	91
RMS 4–6 | Stage 1 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	89	83
RMS 4–6 | Stage 1 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	46	41
RMS 4–6 | Stage 1 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	10	16
RMS 4–6 | Stage 2 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	15,522	27,037
RMS 4–6 | Stage 2 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,185	1,248
RMS 4–6 | Stage 2 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	437	250
RMS 4–6 | Stage 2 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,092	998
RMS 4–6 | Stage 2 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	167	186
RMS 4–6 | Stage 2 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	109	151
RMS 4–6 | Stage 2 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	56	65
RMS 4–6 | Stage 2 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	27	18
RMS 4–6 | Stage 2 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	34	29
RMS 4–6 | Stage 2 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	10	13
RMS 4–6 | Stage 3 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,099	2,932
RMS 7–9 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,221	2,617
RMS 7–9 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,500	1,729
RMS 7–9 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	730	997
RMS 7–9 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	90	86
RMS 7–9 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	36	37
RMS 7–9 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	168	212
RMS 7–9 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	81	94
RMS 7–9 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	20	16
RMS 7–9 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	5	4
RMS 7–9 | Stage 1 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	98	219
RMS 7–9 | Stage 1 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,303	1,548
RMS 7–9 | Stage 1 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,153	1,256
RMS 7–9 | Stage 1 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	458	769
RMS 7–9 | Stage 1 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 1 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1	0
RMS 7–9 | Stage 1 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	52	67
RMS 7–9 | Stage 1 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	41	44
RMS 7–9 | Stage 1 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	4	3
RMS 7–9 | Stage 1 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 2 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,001	2,713
RMS 7–9 | Stage 2 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	918	1,069
RMS 7–9 | Stage 2 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	347	473
RMS 7–9 | Stage 2 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	272	228
RMS 7–9 | Stage 2 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	90	86
RMS 7–9 | Stage 2 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	35	37
RMS 7–9 | Stage 2 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	116	145
RMS 7–9 | Stage 2 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	40	50
RMS 7–9 | Stage 2 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	16	13
RMS 7–9 | Stage 2 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	5	4
RMS 7–9 | Stage 3 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	973	590
RMS 10 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	170	232
RMS 10 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	152	178
RMS 10 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	91	63
RMS 10 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	5	6
RMS 10 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	23	13
RMS 10 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	35	51
RMS 10 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	26	31
RMS 10 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	11	7
RMS 10 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	4	12
RMS 10 | Stage 1 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	34	43
RMS 10 | Stage 1 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	1
RMS 10 | Stage 1 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3	4
RMS 10 | Stage 1 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	973	590
RMS 10 | Stage 2 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	166	220
RMS 10 | Stage 2 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	118	135
RMS 10 | Stage 2 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	91	63
RMS 10 | Stage 2 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	5	6
RMS 10 | Stage 2 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	23	13
RMS 10 | Stage 2 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	35	50
RMS 10 | Stage 2 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	23	27
RMS 10 | Stage 2 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	11	7
RMS 10 | Stage 2 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3,074	4,056
RMS 11–13 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	329	366
RMS 11–13 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	320	342
RMS 11–13 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	189	171
RMS 11–13 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	91	95
RMS 11–13 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	108	136
RMS 11–13 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	117	141
RMS 11–13 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	105	115
RMS 11–13 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	37	30
RMS 11–13 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	10	14
RMS 11–13 | Stage 1 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2	2
RMS 11–13 | Stage 1 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	81	88
RMS 11–13 | Stage 1 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1	2
RMS 11–13 | Stage 1 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 2 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3,074	4,056
RMS 11–13 | Stage 2 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	329	366
RMS 11–13 | Stage 2 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	310	328
RMS 11–13 | Stage 2 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	187	169
RMS 11–13 | Stage 2 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	10	7
RMS 11–13 | Stage 2 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	108	136
RMS 11–13 | Stage 2 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	117	141
RMS 11–13 | Stage 2 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	104	113
RMS 11–13 | Stage 2 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	37	30
RMS 11–13 | Stage 2 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	11,760	12,191
RMS 14 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	290	284
RMS 14 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	186	196
RMS 14 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	117	112
RMS 14 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	163	144
RMS 14 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	556	570
RMS 14 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	133	130
RMS 14 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	110	118
RMS 14 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	67	63
RMS 14 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	45	47
RMS 14 | Stage 1 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	4,542	4,337
RMS 14 | Stage 3 | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	290	284
RMS 14 | Stage 3 | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	186	196
RMS 14 | Stage 3 | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	117	112
RMS 14 | Stage 3 | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	163	144
RMS 14 | Stage 3 | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	331	357
RMS 14 | Stage 3 | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	133	130
RMS 14 | Stage 3 | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	110	118
RMS 14 | Stage 3 | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	67	63
RMS 14 | Stage 3 | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	45	47
RMS 14 | POCI | Gross drawn exposures | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	7,218	7,854
RMS 14 | POCI | Gross drawn exposures | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Gross drawn exposures | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Gross drawn exposures | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Gross drawn exposures | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	225	213
RMS 14 | POCI | Allowance for expected credit losses | Retail – credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Allowance for expected credit losses | Retail – UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Allowance for expected credit losses | Retail – other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	£ 0	£ 0